Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	8 Months Ended	12 Months Ended	20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended	126 Months Ended
	Apr. 16, 2020	Nov. 30, 2015	May 31, 2026	Nov. 30, 2020	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2021	May 31, 2026	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025	May 31, 2026
Smead Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class A/SVFAX) with sales charge
Accumulated Value		$ 9,425			$ 9,304		$ 11,398		$ 12,402		$ 13,934		$ 13,945		$ 19,817		$ 20,943	$ 21,112	$ 26,190	$ 25,828	$ 29,019.077
Smead Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class C/SVFCX)
Accumulated Value	$ 25,000			$ 33,614		$ 47,493		$ 49,927		$ 49,996		$ 61,641		$ 60,416		$ 67,673
Smead Value Fund - Class I1
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class I1/SVFFX)
Accumulated Value		1,000,000			989,489.673		1,215,647.385		1,324,168.08		1,491,956.735		1,497,347.554		2,132,726.915		2,260,377.376	2,284,256.341	2,840,949.174	2,808,590.298	3,159,757.3
Smead Value Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class R1/SVFDX)
Accumulated Value		25,000			24,594.72053		30,040.34963		32,584.146		36,496.33035		36,429.8316		51,639.63055		54,452.3445	54,806.08	67,657.6472	66,419.23438	74,479.1875
Smead Value Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class R2/SVFKX)
Accumulated Value		25,000			24,623.7195		30,110.0082		33,688.2363		37,772.40705		37,735.2561		53,502.0651		56,482.63115	56,792.28575	70,233.069	69,045.7152	77,489.775
Smead Value Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Class Y/SVFYX)
Accumulated Value		10,000,000			9,907,425.44		12,190,284.6		13,300,484.1		15,004,027.85		15,076,766.52		21,502,139.54		22,805,871.38	23,068,495.38	28,707,398.65	28,404,456.6	31,976,986
Smead Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Smead Value Fund (Investor Class/SMVLX)
Accumulated Value		10,000			9,866.16924		12,086.99297		13,132.13376		14,757.78555		14,770.41048		20,988.20216		22,185.47499	22,356.36096	27,722.975	27,330.55076	30,702.585
Smead International Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name			Smead International Value Fund (Class A/SVXAX) with sales charge
Accumulated Value		9,426			8,163		10,542		9,152		10,289		10,595		14,799		17,354	18,389	20,257	26,927	33,716
Smead International Value Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name			Smead International Value Fund (Class C/SVXCX)
Accumulated Value		25,000.03188			21,510.34638		27,626.67688		23,846.18425		26,651.06588		27,270.20363		37,879.97325		44,193.30213	46,569.2832	50,992.58675	67,397.6611	84,121.4325
Smead International Value Fund - Class I1
Account Value [Line Items]
Line Graph and Table Measure Name			Smead International Value Fund (Class I1/SVXFX)
Accumulated Value		1,000,000			868,527.748		1,124,765.78		979,142.131		1,103,536.757		1,139,663.34		1,596,645.993		1,877,464.999	1,994,973.162	2,203,496.625	2,937,171.986	3,683,685.5
Smead International Value Fund - Class Y
Account Value [Line Items]
Line Graph and Table Measure Name			Smead International Value Fund (Class Y/SVXYX)
Accumulated Value		10,000,000			8,690,480.64		11,264,886.72		9,828,874.08		11,093,755.68		11,465,779.68		16,075,157.04		18,939,741.84	20,159,674.8	22,294,531.26	29,766,781.3	37,336,495
Smead International Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Smead International Value Fund (Investor Class/SVXLX)
Accumulated Value		10,000			8,676.85176		11,218.7817		9,750.27672		10,980.24282		11,319.41529		15,836.74533		18,602.30547	19,748.84199	21,789.60352	29,014.11445	36,350.035
S&P 500® Index (Total Return) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index (Total Return)
Accumulated Value	25,000	10,000		32,700	10,805.82288	41,830	13,277.48517	37,977	14,110.56557	43,233	16,383.77166	57,886	19,243.7763	66,568	24,616.82944	74,114	22,349.59858	25,442.73242	34,065.5728	39,175.25161	43,615.884
MSCI All Country World Index ex-USA (Net-USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex-USA (Net-USD)
Accumulated Value		25,000			24,993.21685		31,888.9733		29,300.52095		32,580.85523		35,683.4708		38,944.81225		34,321.41308	37,500	42,387.94225	53,424.13718	62,925.9825
Russell 1000® Value Index (Total Return) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000® Value Index (Total Return)
Accumulated Value	$ 25,000	10,000		$ 31,974	11,201.71963	$ 39,087	12,862.87575	$ 40,034	13,243.39786	$ 40,577	14,743.52826	$ 52,573	14,997.60228	$ 56,386	18,334.13257	$ 64,534	18,778.59384	19,033.00438	24,660.07084	26,448.43223	30,270.564
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index Net
Accumulated Value		$ 25,000			$ 24,086.20415		$ 30,653.8086		$ 28,220.67968		$ 31,730.56888		$ 33,752.9927		$ 37,386.52243		$ 33,594.21603	$ 37,747.5364	$ 42,233.32258	$ 52,581.33413	$ 59,233.97